FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway,

San Mateo, CA 94403-1906

May 3, 2012

Via EDGAR Transmission (CIK #0000837274)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       Franklin Templeton Variable Insurance Products Trust (the "Trust")

            File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (the “Post-Effective Amendment”), which was filed electronically with the Securities and Exchange Commission on April 26, 2012.  Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.

Sincerely,

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Franklin Templeton Variable Insurance Products Trust

and Senior Associate General Counsel

Franklin Templeton Investments